SHARE CAPITAL (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amount of options
Options outstanding at beginning of year	17,625,460	14,762,980
Granted	4,697,500	7,476,000
Exercised	(5,000)	(1,250)
Forfeited or cancelled	(2,246,631)	(4,612,270)
Options outstanding at the year end	20,071,329	17,625,460
Options vested and expected to vest at the period end	18,943,373	14,724,137
Options exercisable at the period end	10,671,695	8,804,214
Weighted average exercise price
Options outstanding at beginning of year	$ 1.24	$ 1.35
Granted	$ 1.27	$ 1.21
Exercised	$ 2.64	$ 1.30
Forfeited or cancelled	$ 2.11	$ 1.50
Options outstanding at the year end	$ 1.15	$ 1.24
Options vested and expected to vest at the year end	$ 1.15	$ 1.25
Options exercisable at the year end	$ 1.07	$ 1.28
Aggregate intrinsic value
Options outstanding at the year end	$ 14,041	$ 2,587
Options vested and expected to vest at the year end	13,821	2,385
Options exercisable at the year end	8,762	1,973
Total intrinsic value for the options exercised during the year